BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.2%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	54,333	$1,336,592
Verizon Communications Inc.	34,049	1,769,186

Total Diversified Telecommunication Services		3,105,778

Entertainment - 0.5%
Walt Disney Co.	7,860	1,217,435	*

Interactive Media & Services - 0.2%
Ziff Davis Inc.	4,594	509,291	*

Media - 2.1%
Comcast Corp., Class A Shares	21,355	1,074,797
Fox Corp., Class A Shares	57,234	2,111,934
Nexstar Media Group Inc., Class A Shares	13,615	2,055,593

Total Media		5,242,324

TOTAL COMMUNICATION SERVICES		10,074,828

CONSUMER DISCRETIONARY - 12.0%
Household Durables - 5.6%
Mohawk Industries Inc.	27,888	5,080,636	*
PulteGroup Inc.	48,922	2,796,382
Tempur Sealy International Inc.	41,180	1,936,695
Toll Brothers Inc.	50,401	3,648,528

Total Household Durables		13,462,241

Multiline Retail - 3.0%
Dollar Tree Inc.	35,080	4,929,442	*
Kohl’s Corp.	49,500	2,444,805

Total Multiline Retail		7,374,247

Specialty Retail - 3.4%
Advance Auto Parts Inc.	12,800	3,070,464
AutoNation Inc.	28,227	3,298,325	*
Dick’s Sporting Goods Inc.	7,590	872,774
Penske Automotive Group Inc.	9,450	1,013,229

Total Specialty Retail		8,254,792

TOTAL CONSUMER DISCRETIONARY		29,091,280

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 1.6%
Kroger Co.	7,859	355,698
Sysco Corp.	17,041	1,338,571
Walmart Inc.	15,201	2,199,433

Total Food & Staples Retailing		3,893,702

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Food Products - 0.9%
JM Smucker Co.	15,498	$2,104,938

Household Products - 1.8%
Procter & Gamble Co.	27,719	4,534,274

TOTAL CONSUMER STAPLES		10,532,914

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Marathon Oil Corp.	85,962	1,411,496
ONEOK Inc.	16,620	976,591
Targa Resources Corp.	12,084	631,268

TOTAL ENERGY		3,019,355

FINANCIALS - 33.2%
Banks - 16.4%
Bank of America Corp.	239,717	10,665,009
Bank OZK	7,333	341,204
BOK Financial Corp.	3,525	371,852
Citigroup Inc.	110,910	6,697,855
Citizens Financial Group Inc.	39,706	1,876,108
Comerica Inc.	960	83,520
East-West Bancorp Inc.	16,103	1,266,984
Fifth Third Bancorp	24,908	1,084,743
First Horizon Corp.	3,970	64,830
JPMorgan Chase & Co.	45,160	7,151,086
KeyCorp	33,955	785,379
Popular Inc.	5,539	454,420
Regions Financial Corp.	33,806	736,971
Synovus Financial Corp.	5,202	249,020
Truist Financial Corp.	11,510	673,911
US Bancorp	89,011	4,999,748
Wells Fargo & Co.	29,370	1,409,173
Zions Bancorp NA	16,273	1,027,803

Total Banks		39,939,616

Capital Markets - 5.7%
Affiliated Managers Group Inc.	2,679	440,722
Ameriprise Financial Inc.	820	247,361
Bank of New York Mellon Corp.	6,330	367,646
Goldman Sachs Group Inc.	28,027	10,721,729
Invesco Ltd.	47,936	1,103,487
Janus Henderson Group PLC	1,250	52,425
Jefferies Financial Group Inc.	26,257	1,018,772

Total Capital Markets		13,952,142

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Consumer Finance - 4.7%
Ally Financial Inc.	42,353	$2,016,426
Capital One Financial Corp.	21,273	3,086,500
Credit Acceptance Corp.	1,380	948,999	*
Discover Financial Services	2,140	247,298
OneMain Holdings Inc.	13,531	677,091
Santander Consumer USA Holdings Inc.	35,464	1,490,197
Synchrony Financial	60,964	2,828,120

Total Consumer Finance		11,294,631

Diversified Financial Services - 1.4%
Berkshire Hathaway Inc., Class B Shares	11,203	3,349,697	*

Insurance - 5.0%
Aflac Inc.	39,684	2,317,149
Allstate Corp.	32,382	3,809,742
American Financial Group Inc.	3,704	508,633
American International Group Inc.	3,940	224,029
Arch Capital Group Ltd.	14,145	628,745	*
Chubb Ltd.	4,780	924,022
Hartford Financial Services Group Inc.	3,780	260,971
Lincoln National Corp.	7,102	484,783
Loews Corp.	1,880	108,589
MetLife Inc.	19,568	1,222,804
Old Republic International Corp.	2,240	55,059
Principal Financial Group Inc.	1,940	140,320
Progressive Corp.	10,243	1,051,444
Prudential Financial Inc.	4,250	460,020

Total Insurance		12,196,310

TOTAL FINANCIALS		80,732,396

HEALTH CARE - 18.2%
Biotechnology - 2.7%
Amgen Inc.	6,306	1,418,661
Biogen Inc.	12,011	2,881,679	*
Regeneron Pharmaceuticals Inc.	3,728	2,354,306	*

Total Biotechnology		6,654,646

Health Care Providers & Services - 13.1%
Anthem Inc.	15,001	6,953,564
Cigna Corp.	45,236	10,387,543
DaVita Inc.	45,058	5,125,798	*
Molina Healthcare Inc.	8,225	2,616,208	*

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Quest Diagnostics Inc.	32,890	$5,690,299
Universal Health Services Inc., Class B Shares	7,940	1,029,500

Total Health Care Providers & Services		31,802,912

Pharmaceuticals - 2.4%
Johnson & Johnson	15,881	2,716,763
Merck & Co. Inc.	8,778	672,746
Pfizer Inc.	40,041	2,364,421

Total Pharmaceuticals		5,753,930

TOTAL HEALTH CARE		44,211,488

INDUSTRIALS - 5.5%
Aerospace & Defense - 2.0%
Howmet Aerospace Inc.	74,574	2,373,690
Textron Inc.	33,310	2,571,532

Total Aerospace & Defense		4,945,222

Construction & Engineering - 0.8%
AECOM	9,485	733,665	*
EMCOR Group Inc.	9,530	1,214,026

Total Construction & Engineering		1,947,691

Electrical Equipment - 0.1%
Acuity Brands Inc.	780	165,142

Machinery - 1.1%
Caterpillar Inc.	13,495	2,789,956

Professional Services - 1.0%
CACI International Inc., Class A Shares	8,841	2,380,086	*

Road & Rail - 0.5%
Knight-Swift Transportation Holdings Inc.	18,424	1,122,759

TOTAL INDUSTRIALS		13,350,856

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc.	18,472	2,480,236	*
TD SYNNEX Corp.	30,548	3,493,469

Total Electronic Equipment, Instruments & Components		5,973,705

IT Services - 1.0%
Amdocs Ltd.	33,609	2,515,298

Software - 1.5%
Oracle Corp.	41,850	3,649,738

TOTAL INFORMATION TECHNOLOGY		12,138,741

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY		SHARES	VALUE
MATERIALS - 7.0%
Chemicals - 1.3%
DuPont de Nemours Inc.		40,080	$3,237,662

Metals & Mining - 5.3%
Nucor Corp.		72,814	8,311,718
Steel Dynamics Inc.		72,895	4,524,593

Total Metals & Mining			12,836,311

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.		13,630	1,067,911

TOTAL MATERIALS			17,141,884

UTILITIES - 3.7%
Electric Utilities - 2.3%
American Electric Power Co. Inc.		5,938	528,304
Duke Energy Corp.		5,938	622,896
Exelon Corp.		14,540	839,830
NextEra Energy Inc.		17,935	1,674,412
Southern Co.		28,800	1,975,104

Total Electric Utilities			5,640,546

Multi-Utilities - 1.4%
Dominion Energy Inc.		42,717	3,355,848

TOTAL UTILITIES			8,996,394

TOTAL COMMON STOCKS (Cost - $182,067,463)			229,290,136

INVESTMENTS IN UNDERLYING FUNDS - 2.1%
iShares Trust - iShares Russell 1000 Value ETF (Cost - $4,969,713)		30,500	5,121,865

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $187,037,176)			234,412,001

	RATE
SHORT-TERM INVESTMENTS - 3.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $9,141,610)	0.010%	9,141,610	9,141,610	(a)

TOTAL INVESTMENTS - 100.0% (Cost - $196,178,786)			243,553,611
Liabilities in Excess of Other Assets - (0.0)%††			(99,313)

TOTAL NET ASSETS - 100.0%			$243,454,298

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $9,141,610 and the cost was $9,141,610 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Dynamic US Large Cap Value Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$229,290,136	—	—	$229,290,136
Investments in Underlying Funds	5,121,865	—	—	5,121,865

Total Long-Term Investments	234,412,001	—	—	234,412,001

Short-Term Investments†	9,141,610	—	—	9,141,610

Total Investments	$243,553,611	—	—	$243,553,611

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at
	September 30,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,497,556	$14,951,089	14,951,089	$14,307,035	14,307,035

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$225	—	$9,141,610

9